Revenue from Contracts with Customers (Tables)	9 Months Ended
Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue Disaggregated by Service Offering
Revenue comprised the following service offerings (unaudited):

	Three Months Ended September 30,		Nine Months Ended September 30,
(in millions)	2020	2019	2020	2019
Subscription	$122.4	$78.0	$333.3	$199.2
Usage-based	1.0	1.1	3.2	3.0
Total revenue	$123.4	$79.1	$336.5	$202.2

Remaining Performance Obligations	The remaining performance obligations consisted of the following (unaudited):

(in millions)	Recognized within one year	Noncurrent	Total
As of September 30, 2020	$349.0	$108.6	$457.6

DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Revenue Disaggregated by Service Offering
During the years ended December 31, 2019 and 2018, revenue by geographic area, based on billing addresses of the customers, was as follows (in millions):

	For the year ended December 31,
	2019	2018
United States	$267.3	134.9
Rest of world	26.0	9.4
Total Revenue	$293.3	144.3
Revenue comprised the following service offerings (in millions):

	Year Ended December 31,
	2019	2018
Business intelligence tools	$289.3	$143.4
Email verification service	4.0	0.9
Total Revenue	$293.3	$144.3
Revenue by geographic region is as follows (in millions):

	Year Ended December 31,
	2019	2018
United States	$267.3	$134.9
Rest of world	26.0	9.4
	$293.3	$144.3

Remaining Performance Obligations	The remaining performance obligations consisted of the following (in millions):

	Current	Noncurrent	Total
As of December 31, 2018	$111.9	$43.2	$155.1
As of December 31, 2019	$266.6	$74.1	$340.7